OTHER ACCOUNTS RECEIVABLE, NET - Net of Impairment Losses (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(11,855,131)	(11,419,302)
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	19,027,205	14,996,337
Trade receivables [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	19,410,007	15,339,394
Trade receivables [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(382,802)	(343,057)
Service concession arrangements [member]
Disclosure of financial assets [line items]
Financial assets	13,081,532	9,727,508
Service concession arrangements [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	13,088,483	9,731,409
Service concession arrangements [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(6,951)	(3,901)
Other accounts receivable, excluding service concession arrangements [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 6,321,524	$ 5,607,985